Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 4,671	$ 1,924
Increase from acquisitions	3,339	4,239
Cash payments		(95)
Charges through profit or loss	5,070	(1,731)
Effect of movements in foreign exchange	(90)	334
Balance at the end	$ 12,990	$ 4,671